VANECK MUNI ALLOCATION ETF

SCHEDULE OF INVESTMENTS

January 31, 2022 (unaudited)

	Number of Shares	Value
CLOSED-END FUNDS: 14.6% (a)
BlackRock MuniYield Quality Fund III, Inc.	2,908	$39,316
BNY Mellon Municipal Income, Inc.	4,724	38,501
Delaware Investments National Municipal Income Fund	3,052	39,981
DWS Municipal Income Trust	6,969	76,450
Eaton Vance New York Municipal Bond Fund	3,456	39,433
MFS High Yield Municipal Trust	9,323	39,529
MFS Investment Grade Municipal Trust	4,336	39,935
MFS Municipal Income Trust	5,949	38,371
Neuberger Berman California Municipal Fund, Inc.	3,013	39,694
Nuveen New Jersey Quality Municipal Income Fund	2,687	37,591
Nuveen Ohio Quality Municipal Income Fund	2,631	39,728
	Number of Shares	Value
Nuveen Pennsylvania Quality Municipal Income Fund	2,748	$38,939
Pioneer Municipal High Income Fund Trust	3,358	38,080
Western Asset Managed Municipals Fund, Inc.	3,155	39,217
Total Closed-End Funds (Cost: $634,300)		584,765

EXCHANGE TRADED FUNDS: 85.3% (a)
VanEck High Yield Muni ETF ‡	20,483	1,239,016
VanEck Intermediate Muni ETF ‡	28,445	1,408,311
VanEck Long Muni ETF ‡	29,219	604,249
VanEck Short High Yield Muni ETF ‡	8,579	208,899
Total Exchange Traded Funds (Cost: $3,470,140)		3,460,475
Total Investments: 99.9% (Cost: $4,104,440)		4,045,240
Other assets less liabilities: 0.1%		3,363
NET ASSETS: 100.0%		$4,048,603

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in securities of affiliates for the period ended January 31, 2022:

	Value 4/30/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 1/31/2022
VanEck High Yield Muni ETF	$1,519,551	$778,654	$(1,010,171)	$62,367	$29,230	$(111,384)	$1,239,016
VanEck Intermediate Muni ETF	1,470,825	987,551	(990,549)	12,810	18,397	(72,325)	1,408,311
VanEck Long Muni ETF	1,740,869	555,951	(1,671,461)	82,623	16,241	(103,733)	604,249
VanEck Short High Yield Muni ETF	253,940	25,548	(63,529)	4,586	3,882	(11,647)	208,899
	$4,985,185	$2,347,704	$(3,735,710)	$162,386	$67,750	$(299,089)	$3,460,475

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Funds	85.5%	$3,460,475
Financials	14.5	584,765
	100.0%	$4,045,240
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